Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001327811
Registrant Name	Workday, Inc.
Registration File Number	333-296348
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES